TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors' fees (including the chairman of the Board) for the year 2012 amounted to $204 (2011 - $205, 2010 - $227). The number of stock options granted to directors in 2012 amounted to 125,000.